Discontinued operations - General (Details) $ in Millions			6 Months Ended	12 Months Ended
	Apr. 02, 2024 USD ($)	Apr. 02, 2024 CHF (SFr)	Jun. 30, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)
Neurosterix Pharma Sarl
Disclosure
Amount of committed funding received | $	$ 65
Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%	20.00%
Discontinued operations as disclosed below
Disclosure
Net gain on Neurosterix Transaction			SFr 117,747	SFr 13,943,595
Gross proceeds in cash received from Neurosterix Transaction		SFr 5,000,000		5,000,000
Discontinued operations as disclosed below | Neurosterix US Holdings LLC
Disclosure
Value of equity interest received		SFr 9,420,000		SFr 9,400,000
Percentage of equity interest received	20.00%	20.00%		20.00%